Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,702,070
Previously Paid Amount	0.00
Total Fee Amount	5,897.16
Total Offset Amount	0.00
Net Fee	5,897.16
Narrative - Max Aggregate Offering Price	$ 42,702,070
Final Prospectus	true